Net Loss per Share - Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net loss attributable to common stockholders	$ (190,993)	$ (26,990)	$ (241,340)	$ (32,743)	$ (26,823)
Diluted net loss per share attributable to Class A common stock			(241,340)	(32,743)	(26,823)
Class A common stock
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net loss attributable to common stockholders	(43)	$ (26,990)	(5,824)	$ (32,743)	$ (26,823)
Add:The effect of dilutive potential Class A common stock Class B common stock	(190,950)		(235,516)
Diluted net loss per share attributable to Class A common stock	$ (190,993)		$ (241,340)
Weighted average shares outstanding, basic (in shares)	1	1	1	1	1
Add: The effect of dilutive potential Class A common stock and Class B common stock (in shares)	4,439		40
Weighted average shares outstanding, diluted (in shares)	4,440		41
Basic net loss per share (in dollars per share)	$ (43,000)	$ (26,990,000)	$ (5,824,000)	$ (32,743,000)	$ (26,823,000)
Diluted net loss per share attributable to Class A common stock (in dollars per share)	$ (43,000)		$ (5,824,000)
Class B common stock
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net loss attributable to common stockholders	$ (190,950)	$ 0	$ (235,516)	$ 0	$ 0
Weighted average shares outstanding, basic (in shares)	443,864	0	4,044	0	0
Basic net loss per share (in dollars per share)	$ 0	$ 0	$ (58,000)	$ 0	$ 0